INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of components of tax (expense) benefit
	Years ended December 31,
	2010	2011	2012
Income (loss) before income tax
PRC	$221,358,721	$(13,323,000)	$(205,940,795)
Other jurisdictions	7,635,169	8,802,696	(15,268,847)
Total	228,993,890	(4,520,304)	(221,209,642)

Current tax benefit (expense)
PRC	$(15,480,534)	$(6,860,939)	$1,191,416
Other jurisdictions	(158,198)	(3,046,111)	(102,728)
Subtotal	(15,638,732)	(9,907,050)	1,088,688
Deferred tax benefit (expense)
PRC	$(44,846,217)	$17,505,652	$(22,884,154)
Other jurisdictions	487,145	(2,747,123)	442,976
Subtotal	(44,359,072)	14,758,529	(22,441,178)
Total income tax benefit (expense)	$(59,997,804)	$4,851,479	$(21,352,490)

Schedule of reconciliation of liabilities for unrecognized tax benefits
	Years ended December 31,
	2010	2011	2012
Unrecognized tax benefit-Opening balance	$1,645,182	$1,645,182	$205,302
Release of tax liability	—	(1,439,880)	—
Unrecognized tax benefit-Closing balance	$1,645,182	$205,302	$205,302

Schedule of principal components of deferred income tax assets and liabilities

	At December 31,
	2011	2012
Deferred tax assets:
Property, plant and equipment	$691,221	$525,977
Inventories provision	6,889,765	827,976
Tax losses	18,484,704	67,737,958
Contingent liabilities	4,057,237	3,372,695
Derivative liabilities	80,518	60,471
Bad debts provision	954,012	657,607
Deferred subsidies	5,211,008	4,574,715
Purchase commitment	985,000	—
Others	512,688	1,919,370
Total gross deferred tax assets	$37,866,153	$79,676,769
Valuation allowance on deferred tax assets	—	(64,373,317)
Net deferred tax assets	$37,866,153	$15,303,452

Analysis as
Current	$12,709,364	$1,773,471
Non-current	25,156,789	13,529,981
	$37,866,153	$15,303,452

Deferred tax liabilities:
Property, plant and equipment	$417,370	$297,922
Prepaid land use right	320,505	316,658
Derivative assets	227,050	72,447
Others	—	39,944
Total deferred tax liabilities	$964,925	$726,971
Analysis as:
Current	$220,229	$112,391
Non-current	744,696	614,580
	$964,925	$726,971

Schedule of reconciliation between the applicable statutory income tax rate and the Company's effective tax rate
	Years ended December 31,
	2010	2011	2012
PRC applicable income tax rate	25.0%	25.0%	25.0%
Effect of timing difference reversed in the year with different rate	3.1%	129.7%	(5.7)%
Tax holiday	—	—	0.3%
Valuation allowance	(0.3)%	—	(28.7)%
Expiration of tax credit	—	(17.3)%	—
Effect of different tax rate of subsidiaries	0.1%	1.6%	(1.7)%
Non-deductible expense	(0.2)%	(131.1)%	0.8%
R&D super deduction	(1.2)%	67.5%	1.8%
Reversal of uncertain tax position	—	31.0%	—
Goodwill impairment	—	—	(1.1)%
Others	(0.3)%	0.9%	(0.4)%
Effective income tax rate	26.2%	107.3%	(9.7)%

Schedule of aggregate amount and per share effect of the Tax Holiday
	Years ended December 31,
	2010	2011	2012
Aggregate	$5,137,990	$5,006,341	$(12,231,260)
Per share effect -basic	$0.03	$0.03	$(0.07)
Per share effect-diluted	$0.03	$0.03	$(0.07)